SECURITIES (Tables)	12 Months Ended
Dec. 31, 2014
SECURITIES [Abstract]
Securities available for sale
Securities available for sale consist of the following at December 31:

	Amortized	Unrealized
	Cost	Gains	Losses	Fair Value
	(In thousands)
2014
U.S. agency	$34,936	$133	$63	$35,006
U.S. agency residential mortgage-backed	256,387	1,838	667	257,558
U.S. agency commercial mortgage-backed	33,779	68	119	33,728
Private label residential mortgage-backed	6,216	187	390	6,013
Other asset backed	32,314	77	38	32,353
Obligations of states and political subdivisions	143,698	961	1,244	143,415
Corporate	22,690	53	79	22,664
Trust preferred	2,910	-	469	2,441
Total	$532,930	$3,317	$3,069	$533,178
2013
U.S. agency	$32,106	$44	$342	$31,808
U.S. agency residential mortgage-backed	202,649	1,343	532	203,460
Private label residential mortgage-backed	7,294	112	618	6,788
Other asset backed	45,369	10	194	45,185
Obligations of states and political subdivisions	157,966	496	4,784	153,678
Corporate	19,120	43	26	19,137
Trust preferred	2,902	-	477	2,425
Total	$467,406	$2,048	$6,973	$462,481

Investments in a continuous unrealized loss position
Our investments’ gross unrealized losses and fair values aggregated by investment type and length of time that individual securities have been at a continuous unrealized loss position, at December 31 follows:

	Less Than Twelve Months		Twelve Months or More		Total
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
	(In thousands)
2014
U.S. agency	$12,851	$58	$606	$5	$13,457	$63
U.S. agency residential mortgage-backed	89,547	531	15,793	136	105,340	667
U.S. agency commercial mortgage-backed	21,325	119	-	-	21,325	119
Private label residential mortgage-backed	208	1	4,013	389	4,221	390
Other asset backed	2,960	15	8,729	23	11,689	38
Obligations of states and political subdivisions	28,114	106	37,540	1,138	65,654	1,244
Corporate	8,660	79	-	-	8,660	79
Trust preferred	-	-	2,441	469	2,441	469
Total	$163,665	$909	$69,122	$2,160	$232,787	$3,069
2013
U.S. agency	$16,715	$342	$-	$-	$16,715	$342
U.S. agency residential mortgage-backed	78,256	532	-	-	78,256	532
Private label residential mortgage-backed	407	6	4,602	612	5,009	618
Other asset backed	33,862	194	-	-	33,862	194
Obligations of states and	103,942	4,645	4,805	139	108,747	4,784
Corporate	7,105	26	-	-	7,105	26
Trust preferred	-	-	2,425	477	2,425	477
Total	$240,287	$5,745	$11,832	$1,228	$252,119	$6,973

Trust preferred securities
The following table breaks out our trust preferred securities in further detail as of December 31:

	2014		2013
		Net		Net
	Fair	Unrealized	Fair	Unrealized
	Value	Loss	Value	Loss
	(In thousands)
Trust preferred securities
Rated issues	$1,643	$(267)	$1,600	$(302)
Unrated issues	798	(202)	825	(175)

Private label residential mortgage backed securities below investment grade
At December 31, 2014, three private label residential mortgage-backed securities had credit related OTTI and are summarized as follows:

		Super	Senior
	Senior	Senior	Support
	Security	Security	Security	Total
	(In thousands)
As of December 31, 2014
Fair value	$2,164	$1,566	$97	$3,827
Amortized cost	2,207	1,476	-	3,683
Non-credit unrealized loss	43	-	-	43
Unrealized gain	-	90	97	187
Cumulative credit related OTTI	757	457	380	1,594
Credit related OTTI recognized in our Consolidated Statements of Operations
For the years ended December 31,
2014	$9	$-	$-	$9
2013	26	-	-	26
2012	247	32	60	339

Credit losses recognized in earnings on securities available for sale
A roll forward of credit losses recognized in earnings on securities available for sale for the years ending December 31 follow:

	2014	2013	2012
	(In thousands)
Balance at beginning of year	$1,835	$1,809	$1,470
Additions to credit losses on securities for which no previous OTTI was recognized	-	-	-
Increases to credit losses on securities for which OTTI was previously recognized	9	26	339
Total	$1,844	$1,835	$1,809

Amortized cost and fair value of securities available for sale by contractual maturity
The amortized cost and fair value of securities available for sale at December 31, 2014, by contractual maturity, follow:

	Amortized	Fair
	Cost	Value
	(In thousands)
Maturing within one year	$25,427	$25,479
Maturing after one year but within five years	66,532	66,666
Maturing after five years but within ten years	41,651	41,780
Maturing after ten years	70,624	69,601
	204,234	203,526
U.S. agency residential mortgage-backed	256,387	257,558
U.S. agency commercial mortgage-backed	33,779	33,728
Private label residential mortgage-backed	6,216	6,013
Other asset backed	32,314	32,353
Total	$532,930	$533,178

Gains and losses realized on sale of securities available for sale
A summary of proceeds from the sale of securities available for sale and gains and losses for the years ended December 31 follow:

		Realized
	Proceeds	Gains(1)	Losses(2)
	(In thousands)
2014	$14,633	$329	$-
2013	2,940	15	8
2012	37,176	1,193	-

(1)	Gains in 2014 exclude $0.3 million of realized gain related to a U.S. Treasury short position.
(2)	Losses in 2014, 2013 and 2012 exclude $0.01 million, $0.03 million and $0.3 million, respectively of credit related OTTI recognized in earnings.